Term loans (Tables)	12 Months Ended
Dec. 31, 2020
Term loans
Schedule of components and movements of term loans

				2019 SR&ED
		Other Term	Other Term	Tax	2018 SR&ED	2017 SR&ED
	EDC Loan¹	Loans²	Loans³	Credit loan⁴	Tax Credit loan⁵	Tax Credit loan⁶	Total
	$	$	$	$	$	$	$
Balance, December 31, 2018	—	—	—	—	—	247,200	247,200
Additions	—	—	115,200	247,500	214,000	—	576,700
Conversion option	—	—	(12,800)	—	—	—	(12,800)
Financing costs	—	—	—	(63,558)	(54,955)	—	(118,513)
Accretion	—	—	8,533	1,389	40,691	—	50,613
Repayment	—	—	—	—	—	(247,200)	(247,200)
Balance, December 31, 2019	—	—	110,933	185,331	199,736	—	496,000
Addition	157,058	38,861	—	—	—	—	195,919
Financing costs	(83,119)	—	—	—	—	—	(83,119)
Accretion	1,861	—	4,267	40,902	14,264	—	61,294
Payments	—	(1,954)	(115,200)	(226,233)	(214,000)	—	(557,387)
Balance, December 31, 2020	75,800	36,907	—	—	—	—	112,707
Less current portion	—	12,208					12,208
Balance, December 31, 2020	75,800	24,699	—	—	—	—	100,499

¹ maturing in 2027, non-interest bearing, payable in equal instalments from July 2023 to June 2027

² maturing October 23, 2023 bearing interest at a rate of 6.95% per annum, payable in monthly instalments of $1,200 secured by automobile (carrying amount of $36,702 as at December 31, 2020)

³ matured May 1, 2020 bearing interest rate of 8% per annum payable at the maturity date, repaid July 2020.

⁴ matured December 23, 2020 bearing interest rate of 16.68% payable at the issuance, repaid July 2020.

⁵ matured April 3, 2020 bearing interest rate of 16.68% payable at the issuance, repaid May 2020.

⁶ matured September 30, 2018 bearing interest rate of 18% (effective interest rate 23%), repaid February 2019.